Regulatory and Agency Capital Requirements Minimum Required Regulatory Capital Ratios – Transition Requirements (Details)	Dec. 31, 2017	Dec. 31, 2016
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Conservation Buffer	1.25%
GSIB Surcharge	1.00%
Wells Fargo & Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Common Equity Required for Capital Adequacy to Risk Weighted Assets	6.75%	5.625%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	8.25%	7.125%
Capital Required for Capital Adequacy to Risk Weighted Assets	10.25%	9.125%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Wells Fargo Bank, NA [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Common Equity Required for Capital Adequacy to Risk Weighted Assets	5.75%	5.125%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	7.25%	6.625%
Capital Required for Capital Adequacy to Risk Weighted Assets	9.25%	8.625%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%